Condensed Consolidated Statements of Changes in Member's Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Partners' Equity/ Retained Earnings [Member]	Member's Equity Attributable to Forgent Intermediate LLC	Non-Controlling Interests
Beginning balance (in shares) at Jun. 30, 2023		25,700	4,300
Beginning balance at Jun. 30, 2023	$ 50,400	$ 30	$ (470)	$ 1,400	$ 49,440
Increase (Decrease) In Members Equity [Roll Forward]
Distributions	(663)	0	0	0	(663)
Net income (loss)	8,461	$ 0	$ 0	0	8,461
Ending balance (in shares) at Oct. 31, 2023		25,700	4,300
Ending balance at Oct. 31, 2023	58,198	$ 30	$ (470)	$ 1,400	$ 57,238
Beginning balance at Sep. 07, 2023	0					$ 0	$ 0
Increase (Decrease) In Members Equity [Roll Forward]
Capital contributions	611,501					535,118	76,383
Equity-based compensation	653					653	0
Net income (loss)	(19,202)					(17,821)	(1,381)
Ending balance at Jun. 30, 2024	592,952					517,950	75,002
Increase (Decrease) In Members Equity [Roll Forward]
Equity-based compensation	493					493	0
Net income (loss)	7,337					6,281	1,056
Ending balance at Sep. 30, 2024	600,782					524,724	76,058
Beginning balance at Jun. 30, 2024	592,952					517,950	75,002
Increase (Decrease) In Members Equity [Roll Forward]
Net income (loss)	13,768
Ending balance at Dec. 31, 2024	607,625					529,729	77,896
Beginning balance at Jun. 30, 2024	592,952					517,950	75,002
Increase (Decrease) In Members Equity [Roll Forward]
Equity-based compensation	1,784					1,784	0
Reallocation of member's equity to non-controlling interest	0					(125,734)	125,734
Tax impact of reallocation of member's equity	(25,627)					(25,627)	0
Distributions	(13,269)					(9,035)	(4,234)
Net income (loss)	17,446					15,196	2,250
Ending balance at Jun. 30, 2025	573,286					374,534	198,752
Beginning balance at Sep. 30, 2024	600,782					524,724	76,058
Increase (Decrease) In Members Equity [Roll Forward]
Equity-based compensation	412					412	0
Net income (loss)	6,431					4,593	1,838
Ending balance at Dec. 31, 2024	607,625					529,729	77,896
Beginning balance at Jun. 30, 2025	573,286					374,534	198,752
Increase (Decrease) In Members Equity [Roll Forward]
Equity-based compensation	560					560	0
Distributions	(1,440)					(1,440)	0
Net income (loss)	15,556					10,013	5,543
Ending balance at Sep. 30, 2025	587,962					383,667	204,295
Beginning balance at Jun. 30, 2025	573,286					374,534	198,752
Increase (Decrease) In Members Equity [Roll Forward]
Net income (loss)	15,465
Ending balance at Dec. 31, 2025	589,498					385,540	203,958
Beginning balance at Sep. 30, 2025	587,962					383,667	204,295
Increase (Decrease) In Members Equity [Roll Forward]
Equity-based compensation	1,627					1,627	0
Net income (loss)	(91)					246	(337)
Ending balance at Dec. 31, 2025	$ 589,498					$ 385,540	$ 203,958